Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

(1)	Details of trade and other receivables as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017
	Gross amount		Allowances for doubtful accounts	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,365,270	(239,263)	2,126,007
Short-term loans		63,380	(550)	62,830
Accounts receivable — other		1,336,247	(75,412)	1,260,835
Accrued income		3,979	—	3,979
Others		3,927	—	3,927

		3,772,803	(315,225)	3,457,578
Non-current assets:
Long-term loans		97,635	(46,761)	50,874
Long-term accounts receivable — other		287,048	—	287,048
Guarantee deposits		292,590	—	292,590
Long-term accounts receivable — trade		12,933	(185)	12,748

		690,206	(46,946)	643,260

	￦	4,463,009	(362,171)	4,100,838

(In millions of won)
	December 31, 2016
	Gross amount		Allowances for doubtful accounts	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,482,502	(241,576)	2,240,926
Short-term loans		59,526	(547)	58,979
Accounts receivable — other		1,200,421	(78,977)	1,121,444
Accrued income		2,780	—	2,780
Others		3,937	—	3,937

		3,749,166	(321,100)	3,428,066
Non-current assets:
Long-term loans		113,456	(47,980)	65,476
Long-term accounts receivable — other		149,669	—	149,669
Guarantee deposits		298,964	—	298,964
Long-term accounts receivable — trade		20,637	(252)	20,385

		582,726	(48,232)	534,494

	￦	4,331,892	(369,332)	3,962,560

(2)	Changes in allowances for doubtful accounts of trade and other receivables for the years ended December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Balance at January 1	￦	369,332	344,016
Bad debt expense		40,377	78,132
Write-offs		(70,802)	(79,891)
Other		23,264	27,075

Balance at December 31	￦	362,171	369,332

(3)	Details of overdue but not impaired, and impaired trade and other receivables as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017			December 31, 2016
	Accounts receivable - trade		Other receivables	Accounts receivable - trade	Other receivables
Neither overdue nor impaired	￦	1,585,714	1,930,261	1,715,966	1,617,349
Overdue but not impaired		29,304	3,113	41,613	5,663
Impaired		763,185	151,432	745,560	205,741

		2,378,203	2,084,806	2,503,139	1,828,753
Allowances for doubtful accounts		(239,448)	(122,723)	(241,828)	(127,504)

	￦	2,138,755	1,962,083	2,261,311	1,701,249

The Group establishes allowances for doubtful accounts based on the likelihood of recoverability of trade and other receivables based on their aging at the end of the period, past customer default experience, customer credit status, and economic and industrial factors.

(4)	The aging of overdue but not impaired accounts receivable as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017			December 31, 2016
	Accounts receivable - trade		Other receivables	Accounts receivable - trade	Other receivables
Less than 1 month	￦	7,150	2,679	11,543	2,838
1 ~ 3 months		1,663	44	9,144	140
3 ~ 6 months		1,576	124	4,643	1
More than 6 months		18,915	266	16,283	2,684

	￦	29,304	3,113	41,613	5,663